Derivative Assets and Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Assets and Derivative Liabilities [abstract]
Schedule of Derivative Assets and Liabilities

	December 31,	December 31,
Assets	2018	2017
Interest rate swap	$-	$140
Commodity derivative contracts	2,646	-
Derivative assets	$2,646	$140

Liabilities
Interest rate swap	$224	$-
Commodity derivative contracts	-	2,328
Derivative liabilities	$224	$2,328

Schedule of Derivative Gain (Loss) Settled and Open Positions

The following table summarizes the gains (losses) from the settlement of and the open positions for the zinc and lead forward sales contracts:

	Years ended December 31,
	2018	2017
Realized
Zinc Contracts
Tonnes settled	8,000	7,803
Average settlement price per tonne	$2,925	$2,894
Settlement losses	$(49)	$(1,521)

Lead Contracts
Tonnes settled	6,000	4,465
Average settlement price per tonne	$2,302	$2,361
Settlement gains (losses)	$443	$19

Unrealized
Zinc Contracts
Open positions - tonnes	4,500	6,500
Price per tonne	$3,050 - 3,300	$2,500 - 3,190
Unrealized gains (losses)	$4,630	$(2,957)

Lead Contracts
Open positions - tonnes	-	6,000
Price per tonne	$-	$2,100 - 2,689
Unrealized gains (losses)	$344	$(344)